Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Minimum Guaranteed Interest Rates (Detail) - Fixed Annuity - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 119,093	¥ 138,419
50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	7,421
150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	127,151
0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	111,626	131,328
0.00% – less than 1.50% | 50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	7,421
0.00% – less than 1.50% | 150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	127,151
1.50% or more
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	7,467	¥ 7,091
1.50% or more | 50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	0
1.50% or more | 150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 0